Not FDIC Insured May Lose Value No Bank Guarantee
FUT-Q1PH

Schedule of Investments
(unaudited)
Franklin Universal Trust 2
Notes to Schedule of Investments 20

Franklin Universal Trust
Schedule of Investments (unaudited), November 30, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 46.0%
Diversified Telecommunication Services 0.1%
a
Altice France SA .................................... France 13,172 $ 240,825
Electric Utilities 25.2%
Alliant Energy Corp. ................................. United States 80,000 5,557,600
American Electric Power Co., Inc. ....................... United States 36,000 4,455,720
Constellation Energy Corp. ............................ United States 5,000 1,821,800
Duke Energy Corp. .................................. United States 40,000 4,957,600
Edison International ................................. United States 20,000 1,177,800
Entergy Corp. ...................................... United States 60,000 5,851,200
Evergy, Inc. ........................................ United States 72,000 5,590,800
Exelon Corp. ....................................... United States 40,000 1,884,800
FirstEnergy Corp. ................................... United States 50,000 2,386,000
NextEra Energy, Inc. ................................. United States 115,000 9,923,350
Pinnacle West Capital Corp. ........................... United States 20,000 1,817,200
PPL Corp. ......................................... United States 24,500 904,050
Southern Co. (The) .................................. United States 50,000 4,556,000
Xcel Energy, Inc. .................................... United States 55,000 4,516,050
55,399,970
Metals & Mining 3.0%
BHP Group Ltd. , ADR ................................ Australia 25,185 1,378,375
Freeport-McMoRan, Inc. .............................. United States 40,380 1,735,532
Newmont Corp. ..................................... United States 26,000 2,358,980
Rio Tinto plc , ADR ................................... Australia 15,000 1,079,250
South32 Ltd. , ADR .................................. Australia 10,074 106,986
6,659,123
Multi-Utilities 15.8%
CenterPoint Energy, Inc. .............................. United States 122,800 4,909,544
CMS Energy Corp. .................................. United States 60,000 4,526,400
Consolidated Edison, Inc. ............................. United States 15,000 1,505,400
Dominion Energy, Inc. ................................ United States 65,000 4,080,050
DTE Energy Co. .................................... United States 30,000 4,110,900
NiSource, Inc. ...................................... United States 60,000 2,647,800
Public Service Enterprise Group, Inc. .................... United States 25,000 2,088,000
Sempra, Inc. ....................................... United States 90,000 8,524,800
WEC Energy Group, Inc. .............................. United States 20,000 2,241,400
34,634,294
Oil, Gas & Consumable Fuels 1.7%
a
Amplify Energy Corp. ................................ United States 245 1,348
Birch Permian Holdings, Inc. ........................... United States 32,490 178,857
California Resources Corp. ............................ United States 47 2,246
DT Midstream, Inc. .................................. United States 10,000 1,214,600
Enbridge, Inc. ...................................... Canada 39,360 1,919,981
Expand Energy Corp. ................................ United States 1,985 242,031
Woodside Energy Group Ltd. , ADR ...................... Australia 9,101 148,892
3,707,955
Pharmaceuticals 0.2%
a
Keenova Therapeutics plc ............................. United States 2,929 263,367
a,b
Par Health, Inc. ..................................... United States 2,929 32,219
295,586
Software 0.0%
†
a,b
DSG Topco, Inc. .................................... United States 2,027 14,189
Total Common Stocks (Cost $ 34,124,316 ) ....................................
100,951,942

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 0.1%
Aerospace & Defense 0.1%
Boeing Co. (The) , 6% ................................ United States 3,000 $ 189,660
Total Convertible Preferred Stocks (Cost $ 150,000 ) ............................
189,660
Preferred Stocks 0.2%
Electric Utilities 0.2%
SCE Trust II , 5.1% .................................. United States 27,500 479,325
Total Preferred Stocks (Cost $ 598,125 ) .......................................
479,325
Rights
Rights 0.0%
†
Diversified Telecommunication Services 0.0%
†
a
Altice France SA , 2/20/49 ............................. France 1,254 17,461
Total Rights (Cost $ – ) ......................................................
17,461
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a
Expand Energy Corp. , 2/09/26 ......................... United States 215 24,011
Total Warrants (Cost $ 18,168 ) ...............................................
24,011
Principal
Amount
*
Corporate Bonds 75.3%
Aerospace & Defense 1.5%
c
ATI, Inc. , Senior Note , 7.25% , 8/15/30 .................... United States 700,000 741,794
d
Axon Enterprise, Inc. , Senior Note , 144A, 6.25% , 3/15/33 ..... United States 250,000 260,183
d
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........... Canada 85,000 89,665
d
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 1,050,000 1,070,118
d
TransDigm, Inc. ,
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 170,000 173,967
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 1,020,000 1,066,420
3,402,147
Automobile Components 2.2%
c ,d
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 300,000 315,544
d
Allison Transmission, Inc. ,
Senior Bond , 144A, 3.75% , 1/30/31 .................... United States 300,000 279,998
Senior Note , 144A, 4.75% , 10/01/27 ................... United States 600,000 599,520
d
American Axle & Manufacturing, Inc. , Senior Secured Note , 144A,
6.375% , 10/15/32 .................................. United States 300,000 302,068
d
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 310,000 319,105
d
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 1,550,000 1,306,836
d
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 355,000 361,703
d ,e
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75% , 11/15/30 ......... Germany 400,000 418,346
Senior Secured Note , 144A, PIK, 8% , 11/15/32 ........... Germany 900,000 941,227
4,844,347
Automobiles 0.5%
d
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 500,000 501,807

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles (continued)
d
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 565,000 $ 597,566
1,099,373
Biotechnology 1.1%
d
Emergent BioSolutions, Inc. , Senior Note , 144A, 3.875% , 8/15/28 United States 900,000 803,925
d ,f
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 ................... Denmark 480,000 503,017
Senior Secured Note , 144A, 6.25% , 12/15/32 ............ Denmark 480,000 493,875
d
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 600,000 587,101
2,387,918
Broadline Retail 0.7%
c ,d
Wayfair LLC ,
Senior Secured Note , 144A, 7.25% , 10/31/29 ............ United States 700,000 729,923
Senior Secured Note , 144A, 7.75% , 9/15/30 ............. United States 800,000 854,621
1,584,544
Building Products 2.6%
c ,d
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375% ,
6/15/30 ......................................... United States 500,000 510,539
d
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ......................................... United States 300,000 150,776
c ,d
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 900,000 933,843
d
JH North America Holdings, Inc. ,
Senior Secured Note , 144A, 5.875% , 1/31/31 ............ United States 75,000 76,063
Senior Secured Note , 144A, 6.125% , 7/31/32 ............ United States 125,000 128,230
c ,d
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 500,000 511,089
d
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 150,000 156,316
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 300,000 311,766
c ,d
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 1,200,000 1,274,663
c ,d
Standard Building Solutions, Inc. ,
Senior Note , 144A, 6.5% , 8/15/32 ..................... United States 600,000 619,488
Senior Note , 144A, 6.25% , 8/01/33 .................... United States 495,000 508,061
d
Standard Industries, Inc. ,
c
Senior Bond , 144A, 4.75% , 1/15/28 .................... United States 500,000 499,029
Senior Bond , 144A, 4.375% , 7/15/30 ................... United States 100,000 97,046
5,776,909
Capital Markets 1.1%
d
Jane Street Group / JSG Finance, Inc. ,
c
Senior Secured Note , 144A, 4.5% , 11/15/29 ............. United States 500,000 492,553
Senior Secured Note , 144A, 6.125% , 11/01/32 ........... United States 500,000 509,073
c
Senior Secured Note , 144A, 6.75% , 5/01/33 ............. United States 600,000 628,022
d
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 285,000 295,243
c ,d
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875% , 3/01/31 United States 500,000 530,001
2,454,892
Chemicals 1.9%
d ,e
Advancion Sciences, Inc. , Senior Note , 144A, PIK, 9.25% ,
11/01/26 ........................................ United States 255,256 221,470
b ,d ,e ,g
Anagram Holdings LLC / Anagram International, Inc. , Secured
Note , 144A, PIK, 10% , 8/15/26 ........................ United States 257,209 —
d
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 300,000 306,445

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
d
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 300,000 $ 179,957
c ,d
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 500,000 518,615
d
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 200,000 196,017
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 300,000 233,819
d ,e
GPD Cos., Inc. , Senior Note , 144A, PIK, 12.5% , 12/31/29 ..... United States 989,666 531,734
d
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................. United States 218,000 218,130
c ,d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 1,200,000 1,239,763
d
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 625,000 628,901
4,274,851
Commercial Services & Supplies 1.8%
c ,d
Enviri Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............ United States 500,000 500,923
d
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375% , 8/31/27 ............. United States 240,000 234,581
c ,d
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 1,125,000 1,157,445
d
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 225,000 242,096
c ,d
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ..... United States 800,000 800,261
d
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 200,000 208,521
c ,d
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 700,000 736,110
3,879,937
Communications Equipment 0.2%
d
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 525,000 498,390
Construction & Engineering 0.2%
d
Arcosa, Inc. ,
c
Senior Note , 144A, 4.375% , 4/15/29 ................... United States 300,000 294,260
Senior Note , 144A, 6.875% , 8/15/32 ................... United States 100,000 105,157
399,417
Consumer Finance 1.9%
d
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 9.25% , 4/01/29 ............. United States 600,000 632,265
Senior Secured Note , 144A, 8.5% , 5/15/30 .............. United States 400,000 426,045
c ,d
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 1,100,000 1,145,147
d
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.5% ,
3/26/31 ......................................... United Kingdom 200,000 214,568
OneMain Finance Corp. ,
Senior Bond , 5.375% , 11/15/29 ....................... United States 500,000 499,630
Senior Note , 6.5% , 3/15/33 .......................... United States 290,000 291,642
c ,d
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ....... United States 900,000 886,432
4,095,729
Consumer Staples Distribution & Retail 0.3%
c ,d
US Foods, Inc. , Senior Note , 144A, 6.875% , 9/15/28 ......... United States 700,000 724,884
Containers & Packaging 1.4%
c ,d
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 1,000,000 1,009,859
d
Mauser Packaging Solutions Holding Co. , Secured Note , 144A,
9.25% , 4/15/30 ................................... United States 1,500,000 1,412,812

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
c ,d
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 750,000 $ 709,076
3,131,747
Distributors 0.5%
d
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........... United States 400,000 417,347
d
RB Global Holdings, Inc. ,
Senior Note , 144A, 7.75% , 3/15/31 .................... Canada 425,000 445,971
Senior Secured Note , 144A, 6.75% , 3/15/28 ............. Canada 125,000 128,133
991,451
Diversified Consumer Services 0.4%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 800,000 793,200
Diversified REITs 1.0%
c ,d
Global Net Lease, Inc. , Senior Note , 144A, 4.5% , 9/30/28 ..... United States 900,000 878,032
c ,d
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 670,000 650,810
c ,d
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 700,000 694,593
2,223,435
Diversified Telecommunication Services 2.4%
d
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 1,025,000 990,406
d
CCO Holdings LLC / CCO Holdings Capital Corp. ,
c
Senior Bond , 144A, 5.375% , 6/01/29 ................... United States 500,000 495,534
c
Senior Bond , 144A, 4.5% , 8/15/30 ..................... United States 1,700,000 1,594,417
Senior Bond , 144A, 4.25% , 2/01/31 .................... United States 200,000 184,423
d
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 385,000 391,618
c ,d
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 1,100,000 1,026,597
d
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 560,000 579,443
5,262,438
Electric Utilities 1.8%
c ,d
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 1,500,000 1,501,146
d
NRG Energy, Inc. ,
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 665,000 675,784
c
Senior Note , 144A, 5.75% , 7/15/29 .................... United States 800,000 807,990
d
Vistra Operations Co. LLC ,
c
Senior Note , 144A, 4.375% , 5/01/29 ................... United States 400,000 395,171
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 100,000 106,281
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 400,000 420,952
3,907,324
Electronic Equipment, Instruments & Components 0.4%
c ,d
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 500,000 484,792
d
Zebra Technologies Corp. , Senior Note , 144A, 6.5% , 6/01/32 .. United States 300,000 311,298
796,090
Energy Equipment & Services 2.3%
d
Enerflex Ltd. , Senior Secured Note , 144A, 9% , 10/15/27 ...... Canada 160,000 163,998
d
Kodiak Gas Services LLC ,
Senior Bond , 144A, 6.75% , 10/01/35 ................... United States 130,000 133,659

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
d
Kodiak Gas Services LLC, (continued)
c
Senior Note , 144A, 7.25% , 2/15/29 .................... United States 700,000 $ 730,365
Senior Note , 144A, 6.5% , 10/01/33 .................... United States 225,000 229,668
d
Nabors Industries, Inc. ,
Senior Note , 144A, 9.125% , 1/31/30 ................... United States 300,000 314,748
Senior Note , 144A, 8.875% , 8/15/31 ................... United States 1,000,000 977,186
Oceaneering International, Inc. , Senior Note , 6% , 2/01/28 .....
United States 300,000 304,803
Transocean International Ltd. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 600,000 537,809
d
Senior Note , 144A, 8.25% , 5/15/29 .................... United States 100,000 101,797
d
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 600,000 626,010
d
Senior Secured Note , 144A, 7.875% , 10/15/32 ........... United States 90,000 93,879
d
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 80,952 83,246
d
Weatherford International Ltd. ,
c
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 184,000 187,822
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 590,000 604,239
5,089,229
Entertainment 0.9%
c ,d
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 800,000 833,553
Warnermedia Holdings, Inc. ,
Senior Bond , 5.05% , 3/15/42 ......................... United States 700,000 560,553
Senior Note , 4.054% , 3/15/29 ........................ United States 520,000 504,830
1,898,936
Financial Services 4.1%
d
CrossCountry Intermediate HoldCo LLC ,
Senior Note , 144A, 6.5% , 10/01/30 .................... United States 430,000 435,997
Senior Note , 144A, 6.75% , 12/01/32 ................... United States 625,000 632,448
d
Freedom Mortgage Holdings LLC ,
Senior Note , 144A, 9.25% , 2/01/29 .................... United States 300,000 314,758
c
Senior Note , 144A, 8.375% , 4/01/32 ................... United States 650,000 683,371
Senior Note , 144A, 7.875% , 4/01/33 ................... United States 325,000 336,162
d
GGAM Finance Ltd. ,
Senior Note , 144A, 8% , 2/15/27 ...................... Ireland 200,000 204,928
Senior Note , 144A, 8% , 6/15/28 ...................... Ireland 700,000 742,130
d
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 6% , 8/15/26 ...................... United States 500,000 500,023
Senior Note , 144A, 9.5% , 2/15/29 ..................... United States 1,400,000 1,483,117
d
Osaic Holdings, Inc. ,
Senior Note , 144A, 8% , 8/01/33 ...................... United States 215,000 221,606
Senior Secured Note , 144A, 6.75% , 8/01/32 ............. United States 230,000 238,865
d
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 1,500,000 1,534,755
d
PRA Group, Inc. ,
c
Senior Note , 144A, 8.375% , 2/01/28 ................... United States 600,000 615,233
Senior Note , 144A, 5% , 10/01/29 ..................... United States 300,000 277,669
Senior Note , 144A, 8.875% , 1/31/30 ................... United States 400,000 415,180
d
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 400,000 419,367
9,055,609
Food Products 1.2%
d ,e
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 654,870 686,910
d
Chobani LLC / Chobani Finance Corp., Inc. ,
Senior Note , 144A, 7.625% , 7/01/29 ................... United States 200,000 208,925

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
d
Chobani LLC / Chobani Finance Corp., Inc., (continued)
c
Senior Secured Note , 144A, 4.625% , 11/15/28 ........... United States 800,000 $ 798,848
d
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ..... United States 200,000 203,287
d
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 400,000 404,179
c ,d
Post Holdings, Inc. , Senior Bond , 144A, 4.625% , 4/15/30 ..... United States 400,000 390,038
2,692,187
Ground Transportation 0.8%
d
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 260,000 272,313
c ,d
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 900,000 879,764
d
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 660,000 691,805
1,843,882
Health Care Equipment & Supplies 0.5%
d
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 400,000 417,500
d
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 100,000 104,814
c ,d
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 .... United States 500,000 501,618
1,023,932
Health Care Providers & Services 3.3%
c
Centene Corp. , Senior Bond , 2.5% , 3/01/31 ............... United States 500,000 431,406
d
CHS/Community Health Systems, Inc. ,
144A, 10.75% , 6/15/33 ............................. United States 500,000 530,820
Secured Note , 144A, 6.125% , 4/01/30 .................. United States 500,000 415,961
Senior Secured Note , 144A, 6% , 1/15/29 ................ United States 300,000 300,220
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 500,000 540,688
d
DaVita, Inc. ,
c
Senior Note , 144A, 4.625% , 6/01/30 ................... United States 1,200,000 1,164,927
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 200,000 208,279
c ,d
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 1,500,000 1,464,345
d
MPH Acquisition Holdings LLC ,
Senior Secured Note , 144A, 5.75% , 12/31/30 ............ United States 90,027 79,395
e
Senior Secured Note , 144A, PIK, 11.5% , 12/31/30 ......... United States 141,230 149,257
e
Senior Secured Note , 144A, PIK, 6.75% , 3/31/31 ......... United States 775,080 674,968
c
Tenet Healthcare Corp. ,
Senior Secured Note , 6.125% , 6/15/30 ................. United States 700,000 716,374
Senior Secured Note , 6.75% , 5/15/31 .................. United States 500,000 521,331
7,197,971
Health Care REITs 0.9%
d
Diversified Healthcare Trust , Senior Secured Note , 144A, 7.25% ,
10/15/30 ........................................ United States 1,190,000 1,211,134
c ,d
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 750,000 793,301
2,004,435
Health Care Technology 0.4%
c ,d
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 925,000 968,674
Hotel & Resort REITs 1.0%
c ,d
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 700,000 717,704

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotel & Resort REITs (continued)
d
RHP Hotel Properties LP / RHP Finance Corp. ,
c
Senior Note , 144A, 7.25% , 7/15/28 .................... United States 300,000 $ 309,738
c
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 700,000 726,122
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 275,000 285,975
d
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 200,000 205,249
2,244,788
Hotels, Restaurants & Leisure 4.0%
b ,d ,g
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 United States 1,800,000 —
d
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. Switzerland 800,000 827,908
c ,d
Carnival Corp. , Senior Note , 144A, 5.75% , 8/01/32 .......... United States 835,000 857,013
d
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 1,300,000 1,213,402
c ,d
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 900,000 908,116
c ,d
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 650,000 676,441
d
NCL Corp. Ltd. ,
c
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 500,000 507,788
Senior Note , 144A, 6.25% , 9/15/33 .................... United States 480,000 474,632
d
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 275,000 279,356
d
Royal Caribbean Cruises Ltd. ,
Senior Note , 144A, 6.25% , 3/15/32 .................... United States 300,000 310,509
Senior Note , 144A, 6% , 2/01/33 ...................... United States 300,000 308,977
c ,d
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ...... United States 400,000 396,121
d
Viking Cruises Ltd. ,
c
Senior Note , 144A, 7% , 2/15/29 ...................... United States 600,000 603,467
Senior Note , 144A, 5.875% , 10/15/33 .................. United States 520,000 528,755
c ,d
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 800,000 864,852
8,757,337
Household Durables 2.4%
d
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
c
Senior Note , 144A, 4.625% , 8/01/29 ................... United States 1,200,000 1,137,978
Senior Note , 144A, 6.875% , 8/01/33 ................... United States 70,000 70,421
c ,d
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 United States 500,000 512,717
d
K. Hovnanian Enterprises, Inc. ,
Senior Note , 144A, 8% , 4/01/31 ...................... United States 150,000 154,485
Senior Note , 144A, 8.375% , 10/01/33 .................. United States 225,000 231,859
c ,d
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 800,000 833,966
c
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 .............. United States 600,000 576,337
Newell Brands, Inc. ,
Senior Note , 6.375% , 5/15/30 ........................ United States 75,000 72,261
Senior Note , 6.625% , 5/15/32 ........................ United States 50,000 47,207
d
Senior Note , 144A, 8.5% , 6/01/28 ..................... United States 300,000 313,043
c ,d
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 1,300,000 1,282,272
5,232,546
Household Products 0.1%
d
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 200,000 190,528
Independent Power and Renewable Electricity Producers 1.8%
c ,d
Calpine Corp. , Senior Note , 144A, 4.625% , 2/01/29 .......... United States 700,000 695,290

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
d
Clearway Energy Operating LLC ,
c
Senior Bond , 144A, 3.75% , 1/15/32 .................... United States 400,000 $ 366,465
Senior Note , 144A, 4.75% , 3/15/28 .................... United States 400,000 400,154
Senior Note , 144A, 3.75% , 2/15/31 .................... United States 300,000 279,725
d
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 1,000,000 956,737
d
Talen Energy Supply LLC ,
Senior Bond , 144A, 6.5% , 2/01/36 ..................... United States 590,000 610,361
Senior Note , 144A, 6.25% , 2/01/34 .................... United States 590,000 601,534
3,910,266
Insurance 1.0%
d
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 400,000 419,801
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 400,000 415,677
d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 6.75% , 10/15/27 ................... United States 800,000 803,264
c
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 500,000 519,962
2,158,704
IT Services 1.2%
c ,d
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ......................................... United States 500,000 492,752
d
Cogent Communications Group LLC / Cogent Finance, Inc. ,
c
Senior Note , 144A, 7% , 6/15/27 ...................... United States 700,000 694,838
Senior Secured Note , 144A, 6.5% , 7/01/32 .............. United States 975,000 889,771
c ,d
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 600,000 626,809
2,704,170
Machinery 1.6%
c ,d
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ........... Canada 1,300,000 1,262,617
c ,d
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ......................................... France 800,000 851,393
c ,d
ESAB Corp. , Senior Note , 144A, 6.25% , 4/15/29 ............ United States 600,000 618,867
c
Hillenbrand, Inc. , Senior Note , 6.25% , 2/15/29 .............. United States 600,000 615,130
d
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 170,000 173,707
3,521,714
Media 3.4%
d
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 300,000 300,346
Senior Note , 144A, 7.5% , 6/01/29 ..................... United States 500,000 495,005
Senior Secured Note , 144A, 7.5% , 3/15/33 .............. United States 700,000 737,440
d
CSC Holdings LLC ,
Senior Bond , 144A, 3.375% , 2/15/31 ................... United States 300,000 166,894
Senior Note , 144A, 11.25% , 5/15/28 ................... United States 700,000 543,565
Senior Note , 144A, 11.75% , 1/31/29 ................... United States 200,000 141,108
d
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 150,000 148,560
d
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 82,000 82,088
d
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 750,000 756,408
d
Gray Media, Inc. ,
Secured Note , 144A, 9.625% , 7/15/32 .................. United States 390,000 404,551
Senior Bond , 144A, 5.375% , 11/15/31 .................. United States 300,000 225,900
Senior Secured Note , 144A, 7.25% , 8/15/33 ............. United States 355,000 355,891

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
c ,d
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 800,000 $ 830,258
d
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ........... United States 200,000 193,119
d
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond , 144A, 4.625% , 3/15/30 ................... United States 75,000 73,075
Senior Note , 144A, 5% , 8/15/27 ...................... United States 100,000 99,929
c ,d
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 800,000 834,088
d
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 275,000 292,166
d
VZ Secured Financing BV , Senior Secured Note , 144A, 7.5% ,
1/15/33 ......................................... Netherlands 695,000 709,355
7,389,746
Metals & Mining 2.2%
d
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7% , 3/15/32 ...................... United States 340,000 348,940
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 565,000 586,750
Commercial Metals Co. ,
c
Senior Bond , 3.875% , 2/15/31 ........................ United States 700,000 662,818
d
Senior Bond , 144A, 6% , 12/15/35 ..................... United States 445,000 453,588
d
Senior Note , 144A, 5.75% , 11/15/33 ................... United States 225,000 230,232
d
Constellium SE ,
c
Senior Note , 144A, 3.75% , 4/15/29 .................... United States 600,000 578,346
Senior Note , 144A, 6.375% , 8/15/32 ................... United States 400,000 412,613
c ,d
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ......................................... Australia 280,000 270,346
d
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 295,000 306,844
d
Novelis Corp. ,
Senior Bond , 144A, 3.875% , 8/15/31 ................... United States 100,000 91,327
Senior Note , 144A, 6.875% , 1/30/30 ................... United States 300,000 311,116
Senior Note , 144A, 6.375% , 8/15/33 ................... United States 680,000 686,837
4,939,757
Mortgage Real Estate Investment Trusts (REITs) 0.9%
c ,d
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 1,500,000 1,458,514
d
Starwood Property Trust, Inc. , Senior Note , 144A, 5.75% , 1/15/31 United States 445,000 452,831
1,911,345
Oil, Gas & Consumable Fuels 7.1%
d
Antero Resources Corp. ,
Senior Note , 144A, 7.625% , 2/01/29 ................... United States 166,000 169,201
c
Senior Note , 144A, 5.375% , 3/01/30 ................... United States 700,000 706,943
d
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ................... United States 900,000 897,876
c
Senior Secured Note , 144A, 9.25% , 7/15/29 ............. United States 800,000 825,000
d
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 950,000 879,429
d
Crescent Energy Finance LLC ,
Senior Note , 144A, 7.375% , 1/15/33 ................... United States 295,000 279,774
c
Senior Note , 144A, 8.375% , 1/15/34 ................... United States 800,000 789,552
d
DT Midstream, Inc. , Senior Note , 144A, 4.125% , 6/15/29 ...... United States 300,000 294,616
c ,d
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 ............ United States 300,000 298,046
c ,d
Expand Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ..... United States 500,000 503,683
c ,d
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 500,000 517,735

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
d
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 7.25% , 2/15/35 .................... United States 200,000 $ 190,412
c
Senior Note , 144A, 6% , 4/15/30 ...................... United States 300,000 290,374
c
Senior Note , 144A, 8.375% , 11/01/33 .................. United States 700,000 718,171
d
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 400,000 403,464
d
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 1,700,000 1,757,409
b ,d ,g
Murray Energy Corp. , Secured Note , 144A, 12% , 4/15/24 ..... United States 757,734 —
c ,d
Northriver Midstream Finance LP , Senior Secured Note , 144A,
6.75% , 7/15/32 ................................... Canada 600,000 611,611
c ,d
Sunoco LP , Senior Note , 144A, 7.25% , 5/01/32 ............. United States 500,000 528,057
Sunoco LP / Sunoco Finance Corp. ,
Senior Note , 6% , 4/15/27 ........................... United States 500,000 501,101
Senior Note , 4.5% , 5/15/29 .......................... United States 200,000 196,176
c ,d
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125% , 8/15/31 ............ United States 300,000 275,073
Senior Secured Note , 144A, 3.875% , 8/15/29 ............ United States 300,000 282,305
d
Venture Global LNG, Inc. ,
c
Senior Secured Note , 144A, 8.125% , 6/01/28 ............ United States 600,000 614,981
c
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 500,000 527,645
c
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 500,000 501,570
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 400,000 416,703
d
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 200,000 222,957
c
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 490,000 513,913
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 200,000 218,063
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 295,000 305,313
d
Vital Energy, Inc. , Senior Note , 144A, 7.875% , 4/15/32 ....... United States 375,000 363,700
15,600,853
Paper & Forest Products 0.2%
d
Magnera Corp. , Senior Secured Note , 144A, 4.75% , 11/15/29 .. United States 400,000 362,159
Passenger Airlines 0.7%
d
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.5% , 4/20/26 .................... United States 116,667 117,017
d
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 700,000 704,412
d
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 250,000 265,691
d
United Airlines, Inc. ,
Senior Secured Note , 144A, 4.375% , 4/15/26 ............ United States 100,000 99,951
c
Senior Secured Note , 144A, 4.625% , 4/15/29 ............ United States 300,000 298,686
1,485,757
Personal Care Products 0.7%
c ,d
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Note , 144A, 6.625% , 7/15/30 ... United States 600,000 617,266
c ,d
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 950,000 980,097
1,597,363
Pharmaceuticals 0.5%
d
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 200,000 208,305
c
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 4.75% , 5/09/27 ......................... Israel 600,000 600,294
Senior Note , 8.125% , 9/15/31 ........................ Israel 300,000 345,526
1,154,125

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Professional Services 0.2%
d
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 425,000 $ 443,595
Real Estate Management & Development 0.3%
d
Forestar Group, Inc. , Senior Note , 144A, 6.5% , 3/15/33 ....... United States 700,000 721,118
Semiconductors & Semiconductor Equipment 0.2%
d
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 140,000 145,262
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 240,000 246,617
391,879
Software 0.9%
c ,d
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 United States 42,000 41,697
d
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 250,000 257,883
d
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 800,000 698,989
d
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 1,100,000 1,072,155
2,070,724
Specialized REITs 1.2%
c ,d
Iron Mountain, Inc. ,
Senior Bond , 144A, 5.625% , 7/15/32 ................... United States 300,000 298,558
Senior Note , 144A, 7% , 2/15/29 ...................... United States 700,000 719,588
d
Millrose Properties, Inc. ,
Senior Note , 144A, 6.375% , 8/01/30 ................... United States 1,125,000 1,148,493
Senior Note , 144A, 6.25% , 9/15/32 .................... United States 375,000 379,555
2,546,194
Specialty Retail 0.7%
c ,d
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 ........ United States 700,000 664,931
d
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 595,000 601,044
d
White Cap Supply Holdings LLC , Senior Note , 144A, 7.375% ,
11/15/30 ........................................ United States 320,000 326,612
1,592,587
Technology Hardware, Storage & Peripherals 0.3%
c ,d
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 550,000 567,707
Textiles, Apparel & Luxury Goods 0.8%
d ,e
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% ,
7/15/33 ......................................... United States 720,000 750,846
c ,d
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 700,000 739,882
d
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 250,000 249,581
1,740,309
Trading Companies & Distributors 1.8%
d
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9% , 5/15/28 ..................... United States 655,000 669,348
c
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 745,000 767,135
c ,d
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 900,000 934,044
c ,d
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 700,000 732,771
d
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 400,000 413,771
Senior Note , 144A, 6.375% , 3/15/33 ................... United States 450,000 472,120
3,989,189

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services 1.8%
d
Altice France Lux 3 / Altice Holdings 1 , Senior Note , 144A, 10% ,
1/15/33 ......................................... Luxembourg 300,000 $ 286,184
c ,d
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 1,300,000 1,382,226
b ,h
Digicel Group Holdings Ltd. , 29 .339% , 11/17/33 ............ Bermuda 26,671 844
d
Iliad Holding SAS ,
c
Senior Secured Note , 144A, 7% , 10/15/28 ............... France 800,000 812,199
Senior Secured Note , 144A, 7% , 4/15/32 ................ France 425,000 438,636
c ,d
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 901,000 957,245
3,877,334
Total Corporate Bonds (Cost $ 167,143,584 ) ...................................
165,405,672
Senior Floating Rate Interests 0.0%
IT Services 0.0%
†
e
Diamond Sports Net LLC, First Lien, Exit Term Loan , PIK, 15% ,
1/03/28 ......................................... United States 41,000 27,265
Total Senior Floating Rate Interests (Cost $ 40,630 ) ............................
27,265
i
Marketplace Loans 0.7%
b
Financial Services 0.7%
a a a a a a
Total Marketplace Loans (Cost $ 1,699,692 ) ...................................
1,448,300
Municipal Bonds 0.2%
Arizona 0.2%
d
Maricopa County Industrial Development Authority , Grand Canyon
University Obligated Group , Revenue , 144A, 2024 , 7.375% ,
10/01/29 ........................................ United States 430,000 452,488
Total Municipal Bonds (Cost $ 432,191 ) .......................................
452,488
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
Endo GUC Trust, Escrow Account ....................... United States 51,454 —
a,b
Endo, Inc., Escrow Account ............................ United States 725,000 —
a
Expand Energy Corp., Escrow Account ................... United States 1,500,000 5,625
Total Escrows and Litigation Trusts (Cost $ 19,547 ) ............................
5,625
Total Long Term Investments (Cost $ 204,226,253 ) .............................
269,001,749
a

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 24 .
Short Term Investments 3.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.8%
j,k
Franklin Institutional U.S. Government Money Market Fund ,
3.922% ......................................... United States 8,343,016 $ 8,343,016
Total Money Market Funds (Cost $ 8,343,016 ) .................................
8,343,016
Total Short Term Investments (Cost $ 8,343,016 ) ...............................
8,343,016
a
Total Investments (Cost $ 212,569,269 ) 126.3% ................................
$277,344,765
Credit Facility (27.3) % ......................................................
(60,000,000)
Other Assets, less Liabilities 1.0% ...........................................
2,256,048
Net Assets 100.0% .........................................................
$219,600,813
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
c
A portion or all of the security is pledged as collateral in connection with the Fund’s credit facility.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $156,103,275, representing 71.1% of net assets.
e
Income may be received in additional securities and/or cash.
f
A portion or all of the security purchased on a delayed delivery basis.
g
Defaulted security or security for which income has been deemed uncollectible.
h
The rate shown represents the yield at period end.
i
See full breakdown of marketplace loans holdings in the table at the end of this schedule.
j
See Note 3 regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.

Franklin Universal Trust
Schedule of Investments (unaudited), November 30, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At November 30, 2025, the Fund had the following marketplace loans outstanding.
Description
Principal
Amount Value
Marketplace Loans - 0.7%
Freedom Financial Asset Management LLC
APP-12378685.FP.FTS.B , 15 .99% , 2/01/26 $ 1,085 $ 1,089
APP-10868780.FP.FTS.B , 14 .49% , 2/27/26 2,589 2,627
APP-12281543.FP.FTS.B , 16 .74% , 3/08/26 3,020 3,051
APP-11799488.FP.FTS.B , 16 .99% , 3/16/26 2,385 2,421
APP-13511680.FP.FTS.B , 12 .84% , 5/05/26 1,951 1,962
APP-13477482.FP.FTS.B , 10 .34% , 5/18/26 5,203 5,238
APP-13527002.FP.FTS.B , 15 .59% , 5/19/26 1,463 1,475
APP-14943761.FP.FTS.B , 15 .99% , 6/01/26 3,701 3,732
APP-15053141.FP.FTS.B , 18 .99% , 7/15/26 3,968 4,076
APP-15054013.FP.FTS.B , 17 .99% , 7/20/26 3,287 3,360
APP-15109634.FP.FTS.B , 19 .49% , 7/21/26 2,061 2,107
APP-15073340.FP.FTS.B , 15 .99% , 7/25/26 1,970 1,992
APP-14956830.FP.FTS.B , 15 .74% , 7/28/26 6,348 6,549
APP-10133595.FP.FTS.B , 11 .99% , 8/11/26 3,806 3,839
APP-10145662.FP.FTS.B , 18 .99% , 9/17/26 4,892 5,025
APP-13256383.FP.FTS.B , 7 .99% , 9/18/26 . 8,419 8,505
APP-10460831.FP.FTS.B , 21 .99% , 9/19/26 1,867 1,929
APP-14860724.FP.FTS.B , 20 .99% , 9/26/26 5,175 5,413
APP-10845328.FP.FTS.B , 11 .99% ,
10/16/26 .......................... 5,758 5,817
APP-10704368.FP.FTS.B , 14 .99% ,
10/16/26 .......................... 4,638 4,706
APP-10745909.FP.FTS.B , 17 .99% ,
10/16/26 .......................... 12,708 12,893
APP-10581131.FP.FTS.B , 22 .49% ,
10/22/26 .......................... 2,539 2,635
APP-11119432.FP.FTS.B , 11 .99% , 11/03/26 5,488 5,539
APP-11187454.FP.FTS.B , 22 .49% , 11/10/26 610 607
APP-10848002.FP.FTS.B , 17 .99% ,
11/19/26 .......................... 6,424 6,595
APP-10671079.FP.FTS.B , 11 .99% , 11/30/26 6,563 6,618
APP-11094577.FP.FTS.B , 19 .49% ,
12/08/26 .......................... 3,608 3,742
APP-11021456.FP.FTS.B , 20 .99% ,
12/15/26 .......................... 11,079 11,541
APP-11007668.FP.FTS.B , 19 .99% ,
12/19/26 .......................... 5,446 5,646
APP-11111264.FP.FTS.B , 16 .49% , 12/20/26 3,396 3,455
APP-11677084.FP.FTS.B , 15 .49% ,
12/26/26 .......................... 12,577 12,746
APP-11036570.FP.FTS.B , 22 .99% , 1/20/27 1,344 1,341
APP-11844341.FP.FTS.B , 16 .74% , 2/01/27 11,170 11,431
APP-12397051.FP.FTS.B , 17 .49% , 2/06/27 4,015 4,118
APP-11743079.FP.FTS.B , 16 .24% , 2/07/27 14,640 5,009
APP-11838245.FP.FTS.B , 19 .99% , 2/11/27 2,121 2,154
APP-11752200.FP.FTS.B , 21 .49% , 2/23/27 3,488 1,630
APP-10128827.FP.FTS.B , 25 .49% , 2/24/27 2,402 2,477
APP-11674918.FP.FTS.B , 20 .49% , 2/25/27 8,948 9,308
APP-10848317.FP.FTS.B , 12 .24% , 2/28/27 7,020 7,120
APP-12106158.FP.FTS.B , 11 .24% , 3/07/27 5,306 5,365
APP-12407302.FP.FTS.B , 18 .99% , 3/15/27 4,301 1,469
APP-12341500.FP.FTS.B , 20 .49% , 3/20/27 6,075 6,342
APP-12396943.FP.FTS.B , 13 .49% , 3/21/27 5,596 5,685
APP-12270734.FP.FTS.B , 16 .99% , 3/21/27 6,457 6,585
APP-13531026.FP.FTS.B , 11 .59% , 3/28/27 9,446 1,976
APP-13513406.FP.FTS.B , 14 .34% , 4/01/27 17,845 18,071
Description
Principal
Amount Value
Freedom Financial Asset Management LLC
(continued)
APP-12270812.FP.FTS.B , 16 .99% , 4/22/27 $ 1,769 $ 1,791
APP-11744634.FP.FTS.B , 19 .99% , 5/01/27 8,054 8,336
APP-13047632.FP.FTS.B , 11 .49% , 5/05/27 2,251 2,266
APP-08710316.FP.FTS.B , 10 .99% , 5/13/27 11,497 11,645
APP-13498730.FP.FTS.B , 11 .34% , 5/15/27 7,000 7,096
APP-11845152.FP.FTS.B , 11 .74% , 5/15/27 7,020 7,074
APP-13453359.FP.FTS.B , 18 .24% , 5/15/27 9,990 7,897
APP-13227905.FP.FTS.B , 21 .99% , 5/18/27 4,184 4,354
APP-13507352.FP.FTS.B , 20 .49% , 5/19/27 3,588 3,703
APP-13485605.FP.FTS.B , 18 .99% , 5/20/27 5,338 5,490
APP-11801830.FP.FTS.B , 16 .49% , 5/31/27 8,034 5,734
APP-12304720.FP.FTS.B , 18 .74% , 7/06/27 12,350 12,515
APP-14906773.FP.FTS.B , 9 .74% , 7/15/27 . 14,850 15,053
APP-15064429.FP.FTS.B , 14 .49% , 7/15/27 10,761 10,930
APP-15057995.FP.FTS.B , 18 .99% , 7/23/27 4,267 4,358
APP-15058449.FP.FTS.B , 11 .99% , 7/25/27 4,709 4,784
APP-15078317.FP.FTS.B , 13 .99% , 7/25/27 8,373 8,526
APP-13302186.FP.FTS.B , 20 .49% , 7/25/27 6,835 7,149
APP-15053719.FP.FTS.B , 16 .99% , 7/28/27 4,908 4,999
APP-15053776.FP.FTS.B , 17 .49% , 7/30/27 5,105 5,307
APP-15048744.FP.FTS.B , 16 .49% , 7/31/27 10,105 10,392
APP-15039962.FP.FTS.B , 12 .49% , 8/28/27 22,218 22,547
APP-15070181.FP.FTS.B , 19 .99% , 9/15/27 8,511 8,811
a
APP-10224478.FP.FTS.B , 20 .49% , 2/15/28 11,912 2,476
APP-15070551.FP.FTS.B , 24 .74% , 4/27/28 10,046 10,610
a
APP-10111431.FP.FTS.B , 10 .99% , 9/30/35 612 363
APP-11843242.FP.FTS.B , 12 .24% ,
12/15/35 .......................... 285 286
431,503
LendingClub Corp.
160809803.LC.FTS.B , 13 .08% , 11/08/34 .. 479 480
167747801.LC.FTS.B , 16 .12% , 3/15/35 ... 3,460 –
480
LendingClub Corp. - LCX PM
185030629.LC.FTS.B , 28 .99% , 1/13/27 ... 2,206 2,283
185203099.LC.FTS.B , 21 .99% , 1/19/27 ... 3,025 3,077
a
185257156.LC.FTS.B , 23 .99% , 1/19/27 ... 6,088 572
185208719.LC.FTS.B , 27 .99% , 1/19/27 ... 3,226 3,332
185284755.LC.FTS.B , 20 .24% , 1/21/27 ... 7,729 7,887
184608676.LC.FTS.B , 21 .99% , 1/21/27 ... 7,438 –
186073191.LC.FTS.B , 23 .99% , 1/26/27 ... 3,366 3,473
185465019.LC.FTS.B , 21 .99% , 1/27/27 ... 8,998 9,292
184862697.LC.FTS.B , 13 .19% , 1/28/27 ... 4,968 4,967
a
185102499.LC.FTS.B , 17 .49% , 1/28/27 ... 5,985 243
185625736.LC.FTS.B , 17 .24% , 1/31/27 ... 4,126 4,155
185553869.LC.FTS.B , 17 .44% , 1/31/27 ... 5,798 1,083
185801067.LC.FTS.B , 15 .19% , 2/04/27 ... 4,868 4,873
185785605.LC.FTS.B , 16 .99% , 2/04/27 ... 8,140 8,176
186037923.LC.FTS.B , 23 .49% , 2/12/27 ... 2,578 2,651
186055580.LC.FTS.B , 19 .49% , 2/14/27 ... 11,246 –
186114907.LC.FTS.B , 24 .99% , 2/14/27 ... 1,582 –
185788975.LC.FTS.B , 20 .44% , 2/15/27 ... 14,212 14,421

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
185737435.LC.FTS.B , 19 .74% , 2/16/27 ... $ 7,265 $ –
188681928.LC.FTS.B , 22 .99% , 4/25/27 ... 4,211 –
188818650.LC.FTS.B , 20 .99% , 4/26/27 ... 2,526 2,586
188684882.LC.FTS.B , 23 .99% , 4/26/27 ... 2,616 2,670
188821742.LC.FTS.B , 23 .99% , 4/27/27 ... 8,612 8,939
188825826.LC.FTS.B , 23 .49% , 4/28/27 ... 4,284 4,455
188877761.LC.FTS.B , 25 .99% , 4/28/27 ... 2,978 3,097
188729615.LC.FTS.B , 28 .99% , 4/28/27 ... 11,477 11,789
188806927.LC.FTS.B , 23 .99% , 4/30/27 ... 6,571 6,741
188652977.LC.FTS.B , 23 .99% , 5/24/27 ... 1,528 1,570
185215933.LC.FTS.B , 28 .99% , 6/25/27 ... 10,677 –
185440062.LC.FTS.B , 17 .49% , 9/25/27 ... 10,745 10,679
186004411.LC.FTS.B , 5% , 2/28/28 ...... 8,342 6,909
185051135.LC.FTS.B , 15% , 2/28/28 ..... 13,773 11,480
185806351.LC.FTS.B , 18 .99% , 2/07/35 ... 2,950 –
141,400
Prosper Funding LLC
1608617.PS.FTS.B , 13 .7% , 8/20/26 ..... 1,182 1,184
1609277.PS.FTS.B , 15 .7% , 8/23/26 ..... 2,883 2,924
1621428.PS.FTS.B , 20% , 8/26/26 ....... 2,428 2,516
1611746.PS.FTS.B , 14 .29% , 8/27/26 .... 1,979 2,010
1610327.PS.FTS.B , 27 .6% , 9/17/26 ..... 2,326 2,419
1635897.PS.FTS.B , 12% , 9/23/26 ....... 4,636 4,644
1627036.PS.FTS.B , 16 .33% , 9/25/26 .... 3,388 3,430
1637445.PS.FTS.B , 13 .3% , 9/27/26 ..... 2,381 2,416
1634247.PS.FTS.B , 16 .7% , 10/05/26 .... 6,082 6,154
1635735.PS.FTS.B , 14 .68% , 10/22/26 ... 3,718 3,723
1644875.PS.FTS.B , 11 .6% , 10/26/26 .... 1,866 1,888
1648324.PS.FTS.B , 12 .2% , 10/26/26 .... 5,030 5,092
1645337.PS.FTS.B , 18 .48% , 10/27/26 ... 5,646 5,848
1646123.PS.FTS.B , 13 .32% , 10/28/26 ... 1,752 1,769
1651868.PS.FTS.B , 9 .45% , 11/08/26 .... 3,165 3,160
1658185.PS.FTS.B , 10 .5% , 11/08/26 .... 2,194 2,192
1653323.PS.FTS.B , 16% , 11/09/26 ...... 3,215 –
1666362.PS.FTS.B , 19% , 11/09/26 ...... 1,970 2,002
1666911.PS.FTS.B , 10 .62% , 11/10/26 .... 3,177 3,172
1660066.PS.FTS.B , 12 .6% , 11/10/26 .... 8,853 8,849
1666890.PS.FTS.B , 17% , 11/10/26 ...... 4,459 4,528
1666359.PS.FTS.B , 21% , 11/15/26 ...... 1,794 1,851
1651871.PS.FTS.B , 20 .66% , 11/20/26 .... 1,643 1,666
1651913.PS.FTS.B , 25 .67% , 11/22/26 .... 2,361 2,437
1672316.PS.FTS.B , 10 .44% , 12/14/26 ... 3,418 3,414
1672730.PS.FTS.B , 13 .8% , 12/14/26 .... 9,843 9,905
1678372.PS.FTS.B , 22 .8% , 12/14/26 .... 3,551 3,680
1685997.PS.FTS.B , 12 .87% , 12/18/26 ... 2,481 2,478
1675010.PS.FTS.B , 12 .5% , 12/20/26 .... 2,683 2,683
1685637.PS.FTS.B , 11 .7% , 12/28/26 .... 8,808 8,791
1672718.PS.FTS.B , 14 .38% , 1/07/27 .... 2,501 2,497
1700808.PS.FTS.B , 11 .4% , 1/12/27 ..... 2,863 2,860
1694491.PS.FTS.B , 12 .62% , 1/13/27 .... 4,382 4,378
1701537.PS.FTS.B , 19 .3% , 1/13/27 ..... 4,740 4,824
a
1689173.PS.FTS.B , 11 .2% , 1/14/27 ..... 8,037 –
1695787.PS.FTS.B , 11 .7% , 1/14/27 ..... 7,193 7,189
1701108.PS.FTS.B , 15 .7% , 1/15/27 ..... 10,762 10,803
1694719.PS.FTS.B , 16 .93% , 1/17/27 .... 5,664 5,689
1694725.PS.FTS.B , 18 .4% , 1/19/27 ..... 4,759 4,837
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1702455.PS.FTS.B , 15 .18% , 1/20/27 .... $ 4,975 $ 4,965
1689251.PS.FTS.B , 19% , 1/21/27 ....... 1,310 1,332
1707746.PS.FTS.B , 9 .45% , 2/14/27 ..... 2,052 2,048
1720917.PS.FTS.B , 13 .7% , 2/15/27 ..... 3,956 3,985
1714648.PS.FTS.B , 16 .7% , 2/15/27 ..... 2,486 2,503
1721346.PS.FTS.B , 16 .7% , 2/15/27 ..... 6,630 6,766
1714627.PS.FTS.B , 11 .4% , 2/17/27 ..... 6,437 6,423
1703169.PS.FTS.B , 25 .6% , 2/25/27 ..... 7,777 2,057
1752624.PS.FTS.B , 17 .23% , 4/05/27 .... 7,506 7,485
1753011.PS.FTS.B , 12% , 4/06/27 ....... 5,201 5,170
1744328.PS.FTS.B , 14 .89% , 4/15/27 .... 7,333 7,321
1752654.PS.FTS.B , 12 .76% , 4/30/27 .... 5,693 5,652
a
1750735.PS.FTS.B , 16% , 5/15/27 ....... 3,319 –
1650328.PS.FTS.B , 11 .2% , 7/29/27 ..... 4,108 4,051
1678354.PS.FTS.B , 11 .07% , 9/20/27 .... 4,803 2,320
1685634.PS.FTS.B , 12 .5% , 11/14/27 .... 2,946 1,275
1705005.PS.FTS.B , 15% , 1/15/28 ....... 13,573 13,420
a
1743776.PS.FTS.B , 20 .4% , 4/06/35 ..... 10,943 –
a
1701129.PS.FTS.B , 16 .4% , 7/17/35 ..... 398 –
226,675
Upgrade, Inc. - Card
992301470.UG.FTS.B , 28 .98% , 8/02/26 .. 61 52
a
992238906.UG.FTS.B , 22 .97% , 11/03/28 . 2,660 1,653
1,705
Upstart Network, Inc.
FW1729657.UP.FTS.B , 9 .44% , 9/17/26 ... 1,407 1,380
L1729743.UP.FTS.B , 11 .64% , 9/17/26 .... 10,450 10,285
L1730112.UP.FTS.B , 15 .91% , 9/17/26 .... 677 670
L1730290.UP.FTS.B , 23 .01% , 9/17/26 .... 1,933 1,905
L1729627.UP.FTS.B , 24 .42% , 9/17/26 .... 2,597 2,561
FW1730150.UP.FTS.B , 30 .64% , 9/17/26 .. 87 86
FW1729390.UP.FTS.B , 32 .18% , 9/17/26 .. 679 671
FW1728926.UP.FTS.B , 32 .35% , 9/17/26 .. 686 677
FW1902353.UP.FTS.B , 5 .71% , 10/22/26 .. 2,876 2,806
FW1901571.UP.FTS.B , 16 .95% , 10/22/26 . 3,146 3,116
L1901212.UP.FTS.B , 19 .55% , 10/22/26 ... 1,603 1,582
a
L1902855.UP.FTS.B , 19 .55% , 10/22/26 ... 979 168
a
L1901067.UP.FTS.B , 23 .17% , 10/22/26 ... 5,239 932
L1902683.UP.FTS.B , 25 .19% , 10/22/26 ... 3,441 3,401
L1901951.UP.FTS.B , 25 .24% , 10/22/26 ... 689 681
FW1902836.UP.FTS.B , 25 .41% , 10/22/26 . 12,968 12,815
a
L1902657.UP.FTS.B , 25 .42% , 10/22/26 ... 824 60
FW1902401.UP.FTS.B , 25 .71% , 10/22/26 . 1,360 1,345
FW1902199.UP.FTS.B , 26 .04% , 10/22/26 . 1,222 1,208
FW1901303.UP.FTS.B , 31 .21% , 10/22/26 . 1,191 1,179
FW1900628.UP.FTS.B , 31 .23% , 10/22/26 . 310 307
FW1902681.UP.FTS.B , 31 .63% , 10/22/26 . 2,233 2,210
FW1902299.UP.FTS.B , 31 .27% , 10/27/26 . 2,599 2,571
FW1901195.UP.FTS.B , 18 .66% , 10/28/26 . 646 638
L2032896.UP.FTS.B , 9 .9% , 11/12/26 ..... 1,685 1,650
L2032147.UP.FTS.B , 11 .65% , 11/12/26 ... 1,989 1,955
L2032600.UP.FTS.B , 12 .19% , 11/12/26 ... 1,914 1,428
L2032561.UP.FTS.B , 12 .57% , 11/12/26 ... 3,786 3,721

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2032727.UP.FTS.B , 12 .91% , 11/12/26 . $ 889 $ 874
L2032226.UP.FTS.B , 14 .31% , 11/12/26 ... 6,191 6,087
L2031580.UP.FTS.B , 14 .88% , 11/12/26 ... 103 102
L2032373.UP.FTS.B , 14 .92% , 11/12/26 ... 2,882 2,110
FW2032722.UP.FTS.B , 14 .98% , 11/12/26 . 546 539
L2033008.UP.FTS.B , 17 .14% , 11/12/26 ... 1,746 1,726
L2031479.UP.FTS.B , 17 .32% , 11/12/26 ... 4,359 4,309
L2030768.UP.FTS.B , 17 .71% , 11/12/26 ... 1,375 1,360
L2032284.UP.FTS.B , 17 .94% , 11/12/26 ... 1,392 1,369
L2032006.UP.FTS.B , 17 .99% , 11/12/26 ... 1,017 1,002
L2032849.UP.FTS.B , 19 .14% , 11/12/26 ... 3,377 3,339
L2030806.UP.FTS.B , 19 .55% , 11/12/26 ... 1,134 1,116
FW2032947.UP.FTS.B , 19 .59% , 11/12/26 . 7,174 7,057
L2032060.UP.FTS.B , 20 .25% , 11/12/26 ... 1,719 1,693
L2032456.UP.FTS.B , 20 .93% , 11/12/26 ... 431 424
L2032183.UP.FTS.B , 24 .12% , 11/12/26 ... 3,040 2,991
FW2031174.UP.FTS.B , 25 .25% , 11/12/26 . 2,916 2,870
FW2032753.UP.FTS.B , 27 .55% , 11/12/26 . 441 434
FW2032946.UP.FTS.B , 27 .87% , 11/12/26 . 7,937 7,816
FW2032799.UP.FTS.B , 29 .91% , 11/12/26 . 848 643
FW2031644.UP.FTS.B , 30 .67% , 11/12/26 . 601 592
FW2032325.UP.FTS.B , 31 .07% , 11/12/26 . 403 397
FW2031715.UP.FTS.B , 31 .33% , 11/12/26 . 1,616 1,592
L2031623.UP.FTS.B , 9 .89% , 11/16/26 .... 8,291 8,120
a
L2102059.UP.FTS.B , 12 .22% , 11/23/26 ... 7,004 510
L2101522.UP.FTS.B , 12 .34% , 11/23/26 ... 8,427 8,295
L2103822.UP.FTS.B , 12 .78% , 11/23/26 ... 1,268 1,248
L2102939.UP.FTS.B , 13 .35% , 11/23/26 ... 896 882
L2076017.UP.FTS.B , 13 .49% , 11/23/26 ... 791 779
L2068146.UP.FTS.B , 16 .06% , 11/23/26 ... 589 584
L2102751.UP.FTS.B , 16 .5% , 11/23/26 .... 1,079 1,069
L2050778.UP.FTS.B , 18 .01% , 11/23/26 ... 2,488 2,467
L2102051.UP.FTS.B , 19 .71% , 11/23/26 ... 1,602 1,582
FW2102941.UP.FTS.B , 20 .37% , 11/23/26 . 5,738 5,668
L2102313.UP.FTS.B , 20 .5% , 11/23/26 .... 416 411
L2102400.UP.FTS.B , 22 .64% , 11/23/26 ... 1,712 1,692
L2101750.UP.FTS.B , 24 .17% , 11/23/26 ... 2,194 2,169
FW2102727.UP.FTS.B , 24 .84% , 11/23/26 . 1,230 1,216
L2103842.UP.FTS.B , 25 .11% , 11/23/26 ... 1,234 1,220
L2101880.UP.FTS.B , 25 .39% , 11/23/26 ... 992 981
L2102028.UP.FTS.B , 25 .89% , 11/23/26 ... 1,871 1,851
FW2101678.UP.FTS.B , 26 .5% , 11/23/26 .. 1,260 407
FW2103284.UP.FTS.B , 27 .1% , 11/23/26 .. 1,168 1,156
FW2103786.UP.FTS.B , 31 .2% , 11/23/26 .. 403 399
L2250662.UP.FTS.B , 8 .88% , 12/14/26 .... 2,813 2,752
L2249279.UP.FTS.B , 9 .09% , 12/14/26 .... 1,289 1,262
L2251398.UP.FTS.B , 9 .28% , 12/14/26 .... 2,060 2,016
FW2251249.UP.FTS.B , 10 .34% , 12/14/26 . 4,985 4,895
a
L2248805.UP.FTS.B , 10 .51% , 12/14/26 ... 3,195 547
L2249903.UP.FTS.B , 11 .03% , 12/14/26 ... 796 782
L2250070.UP.FTS.B , 12 .15% , 12/14/26 ... 1,477 1,453
L2247235.UP.FTS.B , 13 .18% , 12/14/26 ... 1,101 1,082
L2249248.UP.FTS.B , 16 .43% , 12/14/26 ... 3,398 3,359
L2249629.UP.FTS.B , 17 .8% , 12/14/26 .... 1,819 1,788
L2249412.UP.FTS.B , 19 .96% , 12/14/26 ... 597 590
L2248975.UP.FTS.B , 19 .98% , 12/14/26 ... 2,005 1,982
L2250558.UP.FTS.B , 20 .67% , 12/14/26 ... 2,526 2,483
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2251409.UP.FTS.B , 20 .71% , 12/14/26 ... $ 3,732 $ 3,675
L2251393.UP.FTS.B , 20 .81% , 12/14/26 ... 1,475 1,450
L2249780.UP.FTS.B , 21 .14% , 12/14/26 ... 2,502 2,461
L2250707.UP.FTS.B , 21 .52% , 12/14/26 ... 1,949 1,441
L2249149.UP.FTS.B , 21 .87% , 12/14/26 ... 3,163 3,114
FW2248314.UP.FTS.B , 21 .92% , 12/14/26 . 1,108 1,089
L2251333.UP.FTS.B , 22 .77% , 12/14/26 ... 4,742 4,664
L2249765.UP.FTS.B , 23 .67% , 12/14/26 ... 1,300 1,279
L2250334.UP.FTS.B , 24 .44% , 12/14/26 ... 2,857 2,815
L2250314.UP.FTS.B , 24 .91% , 12/14/26 ... 1,169 1,151
L2249782.UP.FTS.B , 24 .98% , 12/14/26 ... 1,390 1,368
L2248144.UP.FTS.B , 25 .08% , 12/14/26 ... 1,551 1,526
L2249856.UP.FTS.B , 25 .32% , 12/14/26 ... 398 392
L2249823.UP.FTS.B , 25 .41% , 12/14/26 ... 1,189 1,177
L2249257.UP.FTS.B , 26 .38% , 12/14/26 ... 3,140 3,092
FW2249976.UP.FTS.B , 28 .77% , 12/14/26 . 390 384
FW2249983.UP.FTS.B , 30 .63% , 12/14/26 . 784 231
FW2249049.UP.FTS.B , 30 .95% , 12/14/26 . 2,608 775
FW2249041.UP.FTS.B , 31 .12% , 12/14/26 . 399 393
FW2250974.UP.FTS.B , 31 .12% , 12/14/26 . 1,243 937
FW2251410.UP.FTS.B , 31 .25% , 12/14/26 . 2,087 624
L2141755.UP.FTS.B , 8 .51% , 12/15/26 .... 11,894 11,648
a
L2252339.UP.FTS.B , 8 .65% , 12/15/26 .... 8,202 580
L2252737.UP.FTS.B , 8 .71% , 12/15/26 .... 5,353 5,239
FW2253701.UP.FTS.B , 10 .99% , 12/15/26 . 3,404 3,344
L2253738.UP.FTS.B , 11 .28% , 12/15/26 ... 7,999 7,858
L2252976.UP.FTS.B , 16 .75% , 12/15/26 ... 1,813 1,793
L2253164.UP.FTS.B , 17 .76% , 12/15/26 ... 313 309
FW2251546.UP.FTS.B , 19 .76% , 12/15/26 . 4,603 4,534
L2252318.UP.FTS.B , 20 .43% , 12/15/26 ... 928 915
L2251727.UP.FTS.B , 20 .77% , 12/15/26 ... 782 771
L2252135.UP.FTS.B , 22 .59% , 12/15/26 ... 959 944
L2250541.UP.FTS.B , 24 .85% , 12/15/26 ... 996 981
L2252447.UP.FTS.B , 25 .4% , 12/15/26 .... 400 394
FW2253392.UP.FTS.B , 25 .5% , 12/15/26 .. 2,641 1,942
FW2248936.UP.FTS.B , 26 .48% , 12/15/26 . 1,887 1,859
FW2252023.UP.FTS.B , 28 .67% , 12/15/26 . 1,603 1,581
FW2252233.UP.FTS.B , 30 .05% , 12/15/26 . 889 877
a
FW2252687.UP.FTS.B , 30 .62% , 12/15/26 . 6,902 487
FW2253542.UP.FTS.B , 31 .19% , 12/15/26 . 686 677
L2251912.UP.FTS.B , 13 .91% , 12/19/26 ... 977 961
L2252296.UP.FTS.B , 8 .02% , 12/26/26 .... 3,776 3,696
L2251043.UP.FTS.B , 12 .11% , 12/28/26 ... 9,314 9,143
L2499407.UP.FTS.B , 5 .37% , 1/24/27 .... 12,887 12,529
L2499766.UP.FTS.B , 6 .26% , 1/24/27 .... 1,520 1,478
L2500086.UP.FTS.B , 7 .95% , 1/24/27 .... 2,477 2,431
L2497458.UP.FTS.B , 8 .44% , 1/24/27 .... 9,412 9,209
L2497353.UP.FTS.B , 9 .69% , 1/24/27 .... 2,768 2,715
L2500305.UP.FTS.B , 11 .35% , 1/24/27 .... 286 281
FW2499235.UP.FTS.B , 11 .45% , 1/24/27 .. 1,987 1,952
L2497797.UP.FTS.B , 12 .7% , 1/24/27 .... 2,046 2,012
L2498730.UP.FTS.B , 14 .35% , 1/24/27 .... 2,045 581
L2494019.UP.FTS.B , 16 .44% , 1/24/27 .... 1,861 1,845
L2497377.UP.FTS.B , 16 .51% , 1/24/27 .... 1,709 1,694
L2500130.UP.FTS.B , 18 .16% , 1/24/27 .... 2,230 2,202
L2500098.UP.FTS.B , 18 .6% , 1/24/27 .... 2,407 2,386
L2497754.UP.FTS.B , 19 .19% , 1/24/27 .... 1,003 991

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2497528.UP.FTS.B , 19 .93% , 1/24/27 .... $ 1,637 $ 1,617
L2499090.UP.FTS.B , 20 .13% , 1/24/27 .... 1,969 1,945
L2497527.UP.FTS.B , 21 .34% , 1/24/27 .... 1,671 1,650
FW2494038.UP.FTS.B , 22 .37% , 1/24/27 .. 1,357 1,341
FW2497553.UP.FTS.B , 23 .05% , 1/24/27 .. 5,803 5,734
L2500298.UP.FTS.B , 25 .15% , 1/24/27 .... 565 559
L2500230.UP.FTS.B , 25 .4% , 1/24/27 .... 1,842 1,821
L2500426.UP.FTS.B , 25 .41% , 1/24/27 .... 488 482
L2497705.UP.FTS.B , 25 .44% , 1/24/27 .... 1,510 1,492
L2500467.UP.FTS.B , 25 .44% , 1/24/27 .... 705 216
FW2498744.UP.FTS.B , 26 .78% , 1/24/27 .. 3,610 3,571
FW2499403.UP.FTS.B , 30 .76% , 1/24/27 .. 1,065 1,054
FW2502639.UP.FTS.B , 4 .89% , 1/25/27 ... 3,433 3,337
L2443263.UP.FTS.B , 6 .66% , 1/25/27 .... 2,241 2,179
L2501608.UP.FTS.B , 7 .8% , 1/25/27 ..... 5,366 5,220
L2501547.UP.FTS.B , 8 .21% , 1/25/27 .... 1,740 1,700
L2502319.UP.FTS.B , 8 .49% , 1/25/27 .... 11,736 11,468
L2502134.UP.FTS.B , 9 .38% , 1/25/27 .... 8,659 8,474
FW2498378.UP.FTS.B , 11 .81% , 1/25/27 .. 8,639 8,495
L2501198.UP.FTS.B , 12 .05% , 1/25/27 .... 3,616 3,556
FW2502179.UP.FTS.B , 12 .78% , 1/25/27 .. 585 576
L2501977.UP.FTS.B , 12 .89% , 1/25/27 .... 11,481 11,293
L2502247.UP.FTS.B , 13 .43% , 1/25/27 .... 1,183 1,163
L2503471.UP.FTS.B , 13 .93% , 1/25/27 .... 1,497 1,472
L2500808.UP.FTS.B , 14 .3% , 1/25/27 .... 2,220 2,184
L2501876.UP.FTS.B , 14 .91% , 1/25/27 .... 1,212 1,193
L2499095.UP.FTS.B , 16 .97% , 1/25/27 .... 939 931
L2501997.UP.FTS.B , 17 .77% , 1/25/27 .... 1,584 1,571
FW2501148.UP.FTS.B , 17 .78% , 1/25/27 .. 633 627
FW2501125.UP.FTS.B , 17 .82% , 1/25/27 .. 476 470
L2502439.UP.FTS.B , 18 .98% , 1/25/27 .... 2,292 2,263
L2500727.UP.FTS.B , 19 .88% , 1/25/27 .... 2,717 2,683
FW2501295.UP.FTS.B , 20 .14% , 1/25/27 .. 328 324
FW2500961.UP.FTS.B , 20 .28% , 1/25/27 .. 1,689 1,669
FW2501561.UP.FTS.B , 21 .33% , 1/25/27 .. 1,826 1,804
L2503424.UP.FTS.B , 21 .51% , 1/25/27 .... 3,283 3,244
L2502058.UP.FTS.B , 21 .83% , 1/25/27 .... 3,602 3,555
FW2503375.UP.FTS.B , 24 .71% , 1/25/27 .. 1,100 1,088
FW2503209.UP.FTS.B , 25 .12% , 1/25/27 .. 2,392 2,366
L2500860.UP.FTS.B , 25 .49% , 1/25/27 .... 471 466
FW2501330.UP.FTS.B , 26 .47% , 1/25/27 .. 1,988 1,966
FW2502187.UP.FTS.B , 26 .63% , 1/25/27 .. 1,800 1,781
FW2502652.UP.FTS.B , 27 .68% , 1/25/27 .. 1,790 1,772
FW2503169.UP.FTS.B , 27 .77% , 1/25/27 .. 360 356
FW2500797.UP.FTS.B , 28 .58% , 1/25/27 .. 698 691
FW2502849.UP.FTS.B , 29 .19% , 1/25/27 .. 71 71
FW2501430.UP.FTS.B , 31 .03% , 1/25/27 .. 824 251
FW2500654.UP.FTS.B , 31 .21% , 1/25/27 .. 365 362
FW2502276.UP.FTS.B , 33 .54% , 1/25/27 .. 1,991 1,973
L2500341.UP.FTS.B , 18 .83% , 1/28/27 .... 859 847
FW2499482.UP.FTS.B , 28 .65% , 1/28/27 .. 6,464 6,392
FW2498422.UP.FTS.B , 31 .2% , 2/01/27 ... 409 405
FW1729970.UP.FTS.B , 18 .27% , 2/17/27 .. 11,113 7,954
a
L1729858.UP.FTS.B , 25 .05% , 2/17/27 .... 12,041 1,105
FW1729641.UP.FTS.B , 30 .22% , 2/17/27 .. 1,547 1,527
L2031108.UP.FTS.B , 11 .34% , 4/12/27 .... 17,762 4,742
FW2031845.UP.FTS.B , 15 .93% , 4/12/27 .. 5,198 5,129
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2032266.UP.FTS.B , 21 .24% , 4/12/27 .... $ 2,364 $ 1,665
L2032337.UP.FTS.B , 26 .62% , 4/12/27 .... 4,151 4,073
L2972334.UP.FTS.B , 6 .17% , 4/19/27 .... 15,766 15,329
L2971286.UP.FTS.B , 7 .38% , 4/19/27 .... 8,044 7,823
L2971527.UP.FTS.B , 13 .17% , 4/19/27 .... 4,096 1,067
L2967243.UP.FTS.B , 14 .24% , 4/19/27 .... 6,098 6,001
L2971759.UP.FTS.B , 16 .29% , 4/19/27 .... 2,781 2,761
L2971657.UP.FTS.B , 16 .32% , 4/19/27 .... 870 233
L2971776.UP.FTS.B , 19 .69% , 4/19/27 .... 2,566 2,548
L2972008.UP.FTS.B , 20 .74% , 4/19/27 .... 2,139 2,111
L2971841.UP.FTS.B , 25 .2% , 4/19/27 .... 343 338
a
L2030886.UP.FTS.B , 25 .5% , 4/19/27 .... 13,859 1,006
FW2972220.UP.FTS.B , 26 .42% , 4/19/27 .. 1,658 1,639
L2971662.UP.FTS.B , 26 .49% , 4/19/27 .... 427 422
FW2972305.UP.FTS.B , 27 .33% , 4/19/27 .. 2,581 2,552
FW2972190.UP.FTS.B , 7 .92% , 4/28/27 ... 16,236 15,778
FW2102410.UP.FTS.B , 22 .44% , 5/07/27 .. 2,004 1,976
L2250820.UP.FTS.B , 13 .59% , 5/14/27 .... 1,022 1,003
L2247268.UP.FTS.B , 14 .22% , 5/14/27 .... 19,319 19,080
L2250559.UP.FTS.B , 14 .84% , 5/14/27 .... 2,640 2,585
FW2249414.UP.FTS.B , 19 .5% , 5/14/27 ... 2,939 2,890
L2251037.UP.FTS.B , 19 .7% , 5/14/27 .... 769 761
FW2248500.UP.FTS.B , 23 .6% , 5/14/27 ... 1,268 1,245
L2252476.UP.FTS.B , 9 .18% , 5/15/27 .... 2,886 2,820
L2252566.UP.FTS.B , 19 .55% , 5/15/27 .... 2,543 2,495
L2252234.UP.FTS.B , 21 .66% , 5/15/27 .... 2,081 553
L2252209.UP.FTS.B , 25 .21% , 5/15/27 .... 439 374
FW2253234.UP.FTS.B , 28 .94% , 5/15/27 .. 4,405 4,332
a
FW2252591.UP.FTS.B , 31 .67% , 5/15/27 .. 5,160 364
L2497350.UP.FTS.B , 13 .11% , 6/24/27 .... 4,228 1,059
FW2497520.UP.FTS.B , 17 .89% , 6/24/27 .. 3,106 3,079
L2500224.UP.FTS.B , 25 .04% , 6/24/27 .... 2,814 2,775
L2501796.UP.FTS.B , 9 .36% , 6/25/27 .... 5,605 5,464
a
FW2502647.UP.FTS.B , 31 .05% , 6/25/27 .. 5,856 416
FW1729187.UP.FTS.B , 30 .3% , 7/17/27 ... 2,944 2,905
FW2972075.UP.FTS.B , 9 .42% , 9/19/27 ... 16,617 3,779
L2971880.UP.FTS.B , 24% , 9/19/27 ...... 22,165 14,496
FW2101751.UP.FTS.B , 16 .63% , 9/23/27 .. 7,912 7,833
L2247794.UP.FTS.B , 12 .65% , 10/15/27 ... 1,367 1,342
FW2249158.UP.FTS.B , 11 .8% , 10/28/27 .. 5,631 5,510
FW2497574.UP.FTS.B , 12 .62% , 11/24/27 . 12,762 12,507
L2498668.UP.FTS.B , 13 .66% , 11/25/27 ... 18,762 18,347
646,537
Total Marketplace Loans (Cost
$ 1,699,692 ) .......................
$1,448,300
a
Defaulted security or security for which income has been deemed uncollectible.

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Senior fixed rate notes issued by the Fund are carried at cost. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has
designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended November
30, 2025 , the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Universal Trust
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.922% ............ $5,815,421 $17,846,339 $(15,318,744) $— $— $8,343,016 8,343,016 $68,872
Total Affiliated Securities ... $5,815,421 $17,846,339 $(15,318,744) $— $— $8,343,016 $68,872
2. Financial Instrument Valuation
(continued)

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Franklin Universal Trust
Assets:
Investments in Securities:
a
Common Stocks :
Diversified Telecommunication Services ..... $ — $ 240,825 $ — $ 240,825
Electric Utilities ........................ 55,399,970 — — 55,399,970
Metals & Mining ....................... 6,659,123 — — 6,659,123
Multi-Utilities .......................... 34,634,294 — — 34,634,294
Oil, Gas & Consumable Fuels ............. 3,529,098 178,857 — 3,707,955
Pharmaceuticals ....................... — 263,367 32,219 295,586
Software ............................. — — 14,189 14,189
Convertible Preferred Stocks ................ 189,660 — — 189,660
Preferred Stocks ......................... 479,325 — — 479,325
Rights ................................. — 17,461 — 17,461
Warrants ............................... 24,011 — — 24,011
Corporate Bonds :
Aerospace & Defense ................... — 3,402,147 — 3,402,147
Automobile Components ................. — 4,844,347 — 4,844,347
Automobiles .......................... — 1,099,373 — 1,099,373
Biotechnology ......................... — 2,387,918 — 2,387,918
Broadline Retail ....................... — 1,584,544 — 1,584,544
Building Products ...................... — 5,776,909 — 5,776,909
Capital Markets ........................ — 2,454,892 — 2,454,892
Chemicals ........................... — 4,274,851 —
b
4,274,851
Commercial Services & Supplies ........... — 3,879,937 — 3,879,937
Communications Equipment .............. — 498,390 — 498,390
Construction & Engineering ............... — 399,417 — 399,417
Consumer Finance ..................... — 4,095,729 — 4,095,729
Consumer Staples Distribution & Retail ...... — 724,884 — 724,884
Containers & Packaging ................. — 3,131,747 — 3,131,747
Distributors ........................... — 991,451 — 991,451
Diversified Consumer Services ............ — 793,200 — 793,200
Diversified REITs ...................... — 2,223,435 — 2,223,435
Diversified Telecommunication Services ..... — 5,262,438 — 5,262,438
Electric Utilities ........................ — 3,907,324 — 3,907,324
Electronic Equipment, Instruments &
Components ........................ — 796,090 — 796,090
Energy Equipment & Services ............. — 5,089,229 — 5,089,229
Entertainment ......................... — 1,898,936 — 1,898,936
Financial Services ...................... — 9,055,609 — 9,055,609
Food Products ........................ — 2,692,187 — 2,692,187
Ground Transportation .................. — 1,843,882 — 1,843,882
Health Care Equipment & Supplies ......... — 1,023,932 — 1,023,932
Health Care Providers & Services .......... — 7,197,971 — 7,197,971
Health Care REITs ..................... — 2,004,435 — 2,004,435
Health Care Technology ................. — 968,674 — 968,674
Hotel & Resort REITs ................... — 2,244,788 — 2,244,788
Hotels, Restaurants & Leisure ............. — 8,757,337 —
b
8,757,337
Household Durables .................... — 5,232,546 — 5,232,546
Household Products .................... — 190,528 — 190,528
Independent Power and Renewable Electricity
Producers .......................... — 3,910,266 — 3,910,266
Insurance ............................ — 2,158,704 — 2,158,704
IT Services ........................... — 2,704,170 — 2,704,170
Machinery ............................ — 3,521,714 — 3,521,714
Media ............................... — 7,389,746 — 7,389,746
Metals & Mining ....................... — 4,939,757 — 4,939,757
4. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At November 30, 2025, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Mortgage Real Estate Investment Trusts
(REITs) ............................ $ — $ 1,911,345 $ — $ 1,911,345
Oil, Gas & Consumable Fuels ............. — 15,600,853 —
b
15,600,853
Paper & Forest Products ................. — 362,159 — 362,159
Passenger Airlines ..................... — 1,485,757 — 1,485,757
Personal Care Products ................. — 1,597,363 — 1,597,363
Pharmaceuticals ....................... — 1,154,125 — 1,154,125
Professional Services ................... — 443,595 — 443,595
Real Estate Management & Development .... — 721,118 — 721,118
Semiconductors & Semiconductor Equipment . — 391,879 — 391,879
Software ............................. — 2,070,724 — 2,070,724
Specialized REITs ...................... — 2,546,194 — 2,546,194
Specialty Retail ........................ — 1,592,587 — 1,592,587
Technology Hardware, Storage & Peripherals . — 567,707 — 567,707
Textiles, Apparel & Luxury Goods .......... — 1,740,309 — 1,740,309
Trading Companies & Distributors .......... — 3,989,189 — 3,989,189
Wireless Telecommunication Services ....... — 3,876,490 844 3,877,334
Senior Floating Rate Interests ............... — 27,265 — 27,265
Marketplace Loans ....................... — — 1,448,300 1,448,300
Municipal Bonds ......................... — 452,488 — 452,488
Escrows and Litigation Trusts ............... — 5,625 —
b
5,625
Short Term Investments ................... 8,343,016 — — 8,343,016
Total Investments in Securities ........... $109,258,497 $166,590,716 $1,495,552 $277,344,765
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Pharmaceuticals .... $ 287,042 $ —
d
$ — $ — $ (287,042) $ — $ — $ 32,219 $ 32,219 $ 32,219
Software .......... 27,871 — — — — — — (13,682) 14,189 (13,682)
Corporate Bonds :
Chemicals ........ —
d
— — — — — — —  —
d
—
Hotels, Restaurants &
Leisure .........  —
d
— — — — — — —  —
d
—
Oil, Gas & Consumable
Fuels ..........  —
d
— — — — — — —  —
d
—
Wireless
Telecommunication
Services ........ 844 — — — — 181 — (181) 844 (181)
4. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities: (continued)
Marketplace Loans :
Financial Services ... $ 1,959,866 $ 4,192 $ (585,134) $ — $ — $ — $ 3,231 $ 66,145 $ 1,448,300 $ (17,331)
Escrows and Litigation
Trusts :  —
d
— — — — — — —  —
d
—
Total Investments in
Securities ............ $2,275,623 $4,192 $(585,134) $— $(287,042) $181 $3,231 $84,501 $1,495,552 $1,025
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.